INFORMATION BY BUSINESS SEGMENT - Impairment By Segment Disclosure (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Segment
Property, Plant and Equipment	R$ 39,659,177	R$ 36,854,056	R$ 35,805,422
Intangible assets	76,625,705	78,173,273
Non-current assets	227,595,007	225,420,228
Other Activities
Operating Segment
Property, Plant and Equipment	688,840
Intangible assets	442,131
Non-current assets	1,130,971
Total
Operating Segment
Property, Plant and Equipment	39,659,176	36,854,056
Intangible assets	76,625,705	78,173,273
Non-current assets	169,852,544	171,711,025
Administration
Operating Segment
Property, Plant and Equipment		2,074,260
Intangible assets		407,345
Non-current assets		2,481,605
Impairment
Operating Segment
Property, Plant and Equipment	(767,121)	(1,175,712)	R$ (1,702,404)
Impairment | Other Activities
Operating Segment
Property, Plant and Equipment	0
Intangible assets	70,431
Non-current assets	70,431
Impairment | Generation
Operating Segment
Property, Plant and Equipment	767,121	1,175,713
Intangible assets	0	0
Non-current assets	767,121	1,175,713
Impairment | Total
Operating Segment
Property, Plant and Equipment	767,121	1,175,713
Intangible assets	70,431	70,431
Non-current assets	R$ 837,552	1,246,144
Impairment | Administration
Operating Segment
Property, Plant and Equipment		0
Intangible assets		70,431
Non-current assets		R$ 70,431